TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,
Summary Prospectuses and Statement of Additional
Information, as supplemented

Transamerica AB Dynamic Allocation VP

Effective on or about November 1, 2018, Transamerica
Asset Management, Inc.
("TAM") will terminate its investment sub-advisory agreement with
AllianceBernstein L.P. ("AB") with respect to Transamerica
AB Dynamic Allocation
VP (the "portfolio") and will enter into a new investment sub-advisory agreement with
BlackRock Investment Management, LLC ("BlackRock Investment Management") with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the portfolio will be renamed; (ii) the portfolio's principal investment objective, principal investment strategies and principal risks will change; (iii) the portfolio will have lower management fee and sub-advisory fee schedules; and (iv) the portfolio will have a new primary and
secondary blended benchmark. These changes are described below.

TAM will continue to serve as the portfolio's investment manager.

* * *
Effective on or about November 1, 2018, Transamerica AB Dynamic
Allocation VP
will be renamed Transamerica BlackRock Smart Beta 40 VP and the following information will supplement and supersede any contrary information contained in the
Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

INVESTMENT OBJECTIVE:

The portfolio's investment objective will be as follows:

Seeks long-term capital appreciation and capital preservation.

OPERATING EXPENSES:

The "Annual Fund Operating Expenses" table included in the
"Fees and Expenses"
section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class                Initial               Service
Management fee1
0.30%                0.30%
Distribution and service (12b-1) fees
0.00%                0.25%
Other expenses
0.06%                0.06%
Acquired fund fees and expenses
0.11%                0.11%
Total annual fund operating expenses2
0.47%                0.71%
Fee waiver and/or expense reimbursement3
0.05%                0.05%
Total annual fund operating expenses after fee waiver and/or expense
reimbursement                             0.42%                0.67%

1 Management fees have been restated to reflect a reduction
in management fees effective
November 1, 2018.
2 Total annual fund operating expenses do not correlate to
the ratio of expenses to average net
assets in the financial highlights table, which do not reflect the reduction in management
fees effective November 1, 2018.
3   Contractual arrangements have been made with the portfolio's investment manager,
Transamerica Asset Management, Inc. ("TAM"), through May 1,  2019 to waive fees and/or reimburse portfolio expenses to the extent that total annual fund operating expenses exceed 0.31% for Initial Class shares and 0.56% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio's business.
These arrangements cannot be terminated prior to May 1, 2019 without the Board of
Trustees' consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the portfolio, the class's total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.




The "Example" table included in the Prospectus and Summary Prospectus will be
deleted in its entirety and replaced with the following:
				1 year			3 years
	5 years			10 years
Initial Class 			 $43			  $146
	  $258			   $587
Service Class			 $68			  $225
	  $396			   $890

PRINCIPAL INVESTMENT STRATEGIES:
The "Principal Investment Strategies" section included in the Prospectus and
Summary Prospectus will be deleted in its entirety and replaced with the following:
Under normal circumstances, the portfolio's sub-adviser, BlackRock
 Investment
Management, LLC (the "sub-adviser"), seeks to achieve the portfolio's objective by allocating substantially all of the portfolio's assets to a mix of exchange traded funds ("ETFs") advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue smart beta strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality and size. Smart beta strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.

The portfolio normally targets an allocation of approximately 40% of its net assets to equity ETFs. Generally, the portfolio's strategic asset allocation over the long term is expected to be as follows: approximately 30% of the portfolio's net
assets in U.S. equity ETFs, approximately 10% of the portfolio's net assets in international equity ETFs, and approximately 60% of the portfolio's net assets
in
fixed income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.

PRINCIPAL RISKS:
The portfolio will no longer be subject to the following principal risks:
Active
Trading; Counterparty; Currency Hedging; Derivatives; Dollar Rolls; Early Close/Late Close/Trading Halt; Growth Stocks; High Yield Debt Securities; Leveraging; Model and Data; Tactical Asset Allocation; To Be Announced (TBA) Transactions; and Value Investing. These risks will be removed from the "Principal
Risks" section of the Prospectus and Summary Prospectus. In addition, the following
principal risks will be added to the "Principal Risks" section of the Prospectus and
Summary Prospectus as principal risks of investing in the portfolio:
Asset Allocation - The sub-adviser allocates the portfolio's assets among various asset classes and underlying ETFs. These allocations may be unsuccessful in maximizing the portfolio's return and/or avoiding investment losses, and may cause the portfolio to underperform.

Asset Class Variation - The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying portfolio may vary the percentage of its assets in these securities
(subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested
in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

Smart Beta Investing- Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies.
These strategies
may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using
other asset management strategies.

PERFORMANCE:
The portfolio's new primary benchmark will be the Dow Jones Moderately Conservative Portfolio Index and the portfolio's new secondary benchmark will be the
Transamerica BlackRock Smart Beta 40 VP Blended Benchmark.
The "Average Annual Total Returns" table included in the "Performance" section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:


Average Annual Total Returns (periods ended December 31, 2017)

				1 year			5 years
	5 years			Inception Date
Initial Class 			 9.47%			  4.87%
	  2.19%			   05/01/2002
Service Class			 9.52%			  4.61%
	  1.97%			   05/01/2003
Dow Jones Moderately
Conservative Portfolio Index 	10.91%			  5.60%
	  4.91%
(reflects no deduction for
fees, expenses or taxes)1
Transamerica BlackRock
Smart Beta 40 VP Blended 	11.19%			  6.60%
	  5.45%
Benchmark (reflects no
deduction for fees, expenses
or taxes)2
Bloomberg Barclays US
Aggregate Bond Index 		3.54%			 2.10%
	  4.10%
(reflects no deduction for
fees, expenses or taxes)
1  Effective November 1, 2018, the Dow Jones Moderately Conservative
Portfolio
 Index
became the portfolio's primary benchmark in order   to make more meaningful
comparisons of the portfolio's performance relative to the investment strategies it employs. Prior to that date, the portfolio's primary benchmark was the Bloomberg
Barclays US Aggregate Bond Index.
2 The Transamerica BlackRock Smart Beta 40 VP Blended Benchmark consists of the
following: 30% MSCI USA Index; 10% MSCI All Country World Index ex-US; 50% Bloomberg Barclays US Aggregate Bond Index; and 10% Bloomberg Barclays US Credit Bond Index.

SUB-ADVISER:

The portfolio's sub-adviser will be as follows:
BlackRock Investment Management, LLC ("BlackRock Investment
Management"), a wholly owned and indirect subsidiary of BlackRock, Inc., has been a registered investment adviser since 1988. As of June 30, 2018, BlackRock,
Inc. had approximately $6.3 trillion in total assets under management.
BlackRock
Investment Management's principal business address is 1 University Square Drive, Princeton, NJ 08540.

PORTFOLIO MANAGERS:
The portfolio's portfolio managers will be as follows:

Name					Sub-Adviser
	Position Over Past Five Years
Alan Mason				BlackRock Investment
	Portfolio Manager of the portfolio since 2018; Managing
Management, LLC

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Amy Whitelaw				BlackRock Investment
	Portfolio Manager of the portfolio since 2018; Managing
Management, LLC

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MANAGEMENT FEES:
TAM will receive compensation from the portfolio, calculated daily and paid monthly,
at the annual rates (expressed as a percentage of the portfolio's average daily net
assets) indicated below:

First $1 billion
..........................0.30%

Over $1 billion
.........................0.28%


SUB-ADVISORY FEES:

BlackRock Investment Management will receive monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the portfolio's average daily net assets:

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* BlackRock Investment Management, LLC has agreed to
waive its sub-advisory fee for the
portfolio for so long as the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in the underlying ETFs sponsored or advised by BlackRock Investment Management, LLC or its affiliates.


* * *

Transamerica BlackRock Equity Smart
Beta 100 VP Transamerica
BlackRock Smart Beta 50 VP
Transamerica BlackRock Smart
Beta 75 VP


Effective on or about November 1, 2018, the following principal risks will be added to the "Principal Risks" section of the Prospectus and Summary Prospectuses as principal risks of investing in Transamerica BlackRock
Equity Smart Beta 100 VP,
Transamerica  BlackRock Smart Beta 50 VP and Transamerica BlackRock
Smart Beta
75 VP:

Currency - The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets - Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of
more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.



Investors Should Retain this Supplement for
Future Reference


August 24, 2018